Accrued Expenses (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued professional fees	$ 100,000	$ 205,000	$ 267,000
Accrued vacation & paid time off	$ 334,000	333,000	$ 92,000
Accrued expense reports		46,000
Accrued board of directors fees	$ 40,000	13,000	$ 13,000
Accrued interest	50,000	50,000
Accrued other	$ 8,000	$ 10,000	$ 49,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement			35,000
Total accrued expenses	$ 532,000	$ 657,000	$ 456,000